Cover	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	000-55849
Entity Registrant Name	LEGACY VENTURES INTERNATIONAL, INC.
Entity Central Index Key	0001616788
Entity Tax Identification Number	30-0826318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	27 Baycliffe Rd
Entity Address, City or Town	Markham
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L3R 7T9
City Area Code	(647)
Local Phone Number	969-7383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	LGYV
Entity Emerging Growth Company	false